EXPENSES BY NATURE	12 Months Ended
Sep. 30, 2018
Expenses by nature [abstract]
EXPENSES BY NATURE
18.	EXPENSES BY NATURE

Research and development expenses include the following major expenses by nature:

For the year ended September 30	2018	2017	2016

Clinical	$1,177,179	$2,623,636	$2,920,104
Consulting	624,879	935,151	1,333,323
Legal patents and license fees	561,099	834,295	905,392
Manufacturing	219,526	3,571,106	3,601,407
Other	40,845	187,228	306,657
Pharmacology	372,509	407,373	866,527
Preclinical	446,748	-	-
Program administration	385,085	(38,534)	381,429
Royalties	66,929	48,863	46,228
Salaries and benefits	845,428	2,213,655	2,194,047
Share-based payments (Note 10)	324,528	(3,870)	322,160
Travel	37,781	140,262	182,927
CPRIT grant claimed on eligible expenses (Note 17)	(229,201)	(5,192,799)	-

Total	$4,873,335	$5,726,366	$13,060,201

General and administrative expenses include the following major expenses by nature:

For the year ended September 30	2018	2017	2016

Amortization	$34,488	$46,145	$66,181
Consulting and subcontractor fees	96,986	86,931	87,014
Director fees	196,472	191,500	204,049
Insurance	449,972	395,690	422,066
Investor relations	235,416	230,579	317,822
Office, IT and communications	216,714	187,364	288,968
Professional fees	860,435	612,865	776,339
Regulatory fees and transfer agent	150,913	74,600	131,302
Rent	415,744	470,716	620,023
Salaries and benefits	2,010,613	1,863,634	1,634,380
Share-based payments (Note 10)	1,076,886	762,797	897,043
Travel and entertainment	184,032	218,100	198,931

Total	$5,928,671	$5,140,921	$5,644,118